Subsequent Events	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan Subsequent Event [Line Items]
Subsequent Events
11.	Subsequent Events
The Plan Administrator has evaluated subsequent events through the date the financial statements were available to be issued. There were no events or transactions discovered during this evaluation that require recognition or disclosure in the financial statements.